OBLIGATION UNDER CAPITAL LEASE (Tables)	12 Months Ended
Dec. 31, 2014
Leases, Capital [Abstract]
Schedule of Future Minimum Lease Payments for Capital Leases [Table Text Block]
The future minimum payments for capital leases as at December 31, 2014 are as follows:

2015	$125,500
Total minimum lease payments	125,500
Less amount representing interest	(2,500)
Present value of the net minimum lease payments	123,000
Less obligations under capital lease maturing within one year	(123,000)
Long-term portion of obligations under capital lease	$—